Document and Entity Information	1 Months Ended
Feb. 28, 2014
Document and Entity Information:
Entity Registrant Name	VitaCig, Inc.
Document Type	S-1
Document Period End Date	Feb. 28, 2014
Amendment Flag	false
Entity Central Index Key	0001604906
Current Fiscal Year End Date	--02-28
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	state of Nevada
Entity Incorporation, Date of Incorporation	Jan. 22, 2014